Related party transactions - Directors' remuneration (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Related party transactions
Remuneration	$ 565	$ 523	$ 1,206	$ 1,246
Directors' remuneration
Related party transactions
short-term employee benefits	345	76	579	405
Remuneration	345	76	579	405
Other members of key management's remuneration
Related party transactions
short-term employee benefits	203	445	469	645
share-based payments	17	2	158	196
Remuneration	$ 220	$ 447	$ 627	$ 841